(9) Property and Equipment: Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Details
Equipment, software and tooling	$ 2,064,657	$ 2,002,577
Automobiles	33,466	33,466
Leasehold Improvements, Gross	127,162	127,162
Furniture And Fixtures	247,218	247,218
Property, Plant and Equipment, Gross	2,472,503	2,410,423
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(2,139,395)	(2,092,222)
Property and equipment, net of accumulated depreciation of $2,139,395 and $2,092,222, respectively	$ 333,108	$ 318,201